Restricted Cash (Details)	6 Months Ended
Jun. 30, 2022
Restricted Cash (Details) [Line Items]
Percentage of cash deposit	50.00%
Expiration period	12 months
Minimum [Member]
Restricted Cash (Details) [Line Items]
Percentage of cash deposit	10.00%
Maximum [Member]
Restricted Cash (Details) [Line Items]
Percentage of cash deposit	20.00%